Equity Based Compensation - Additional Information (Detail) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period			4 years
Share based compensation expense	$ 500,000	$ 1,200,000
Unrecognized compensation expense related to non-vested restricted stock awards	$ 4,200,000	$ 4,200,000	$ 2,200,000
Unrecognized compensation expense, expected weighted average-recognition period		2 years 8 months 12 days	3 years 10 months 24 days
General and Administrative Expense
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share based compensation expense			$ 405,000
Performance Based Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Awards vesting date		Mar. 31, 2023
Employee and Director Long-term Incentive Plan
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares available for issuance	5,330,483	5,330,483	5,630,071
Restricted Stock [Member] | Performance Based Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria		100.00%
Share based compensation arrangement by share based payment award voting rights		do not have
Long Term Incentive Plan Units [Member] | Performance Based Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria		200.00%
Description of distribution and allocation of profits and losses		Recipients of performance based LTIP Units are issued LTIP Units at 200% of the targeted award and are entitled to receive distributions and allocations of profits and losses with respect to the performance based LTIP Units as of the effective date of January 1, 2020 in an amount equal to 10% of the distributions and allocations available to such LTIP Units, until the Distribution Participation Date (as defined in the Partnership Agreement). The remaining 90% of distributions will accrue and will be payable on the Distribution Participation Date based upon the performance level attained and number of performance based LTIP Units that vest.
Share based compensation arrangement by share based payment award voting rights		one vote per LTIP Unit
Maximum [Member] | Restricted Stock [Member] | Time Based Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Vesting period		4 years
Maximum [Member] | Long Term Incentive Plan Units [Member] | Performance Based Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria		200.00%
Minimum [Member] | Long Term Incentive Plan Units [Member] | Performance Based Awards [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Percentage of established target performance criteria		0.00%